OTHER NON-CURRENT ASSETS (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Other non-current assets:
Operating lease right-of-use-assets	$ 3,393	$ 3,918
Investments	1,580	884
Others	13	13
Other non-current assets	19,150	10,793
Interest Rate Swap
Other non-current assets:
Market-to-market asset on interest rate swaps	$ 14,164	$ 5,978